Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Non-Current Portion Of Non-Current Convertible Borrowings Issued	$ 67,222	$ 3,742	$ 70,747
Convertible debt
Disclosure of detailed information about borrowings [line items]
Non-Current Portion Of Non-Current Convertible Borrowings Issued	56,422	0	52,278
Unsecured related party loan
Disclosure of detailed information about borrowings [line items]
Non-Current Portion Of Non-Current Convertible Borrowings Issued	0	0	8,922
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Non-Current Portion Of Non-Current Convertible Borrowings Issued	0	3,742	9,544
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Non-Current Portion Of Non-Current Convertible Borrowings Issued	$ 10,800	$ 0	$ 3